EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY
Schedule of capital stock distributed among shareholders and type of shares

	12/31/2022
	ORDINARY		PREFERENTIALS						TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Serie A	%	B Serie	%	Golden Share	%	QUANTITY	%	AMOUNT	%
Federal Government	667,888,884	33.05	—	—	493	0.00	1	100.00	667,889,378	29.02	20,765,980	29.74
BNDES	74,545,264	3.69	—	—	18,262,671	6.52	—	—	92,807,935	4.03	2,772,392	3.97
BNDESPAR	71,956,435	3.56	—	—	18,691,102	6.68	—	—	90,647,537	3.94	2,702,566	3.87
BlackRock	98,319,628	4.86	—	—	13,027,180	4.65	—	—	111,346,808	4.84	3,381,250	4.84
GIC Private	92,090,802	4.56	—	—	7,643,805	2.73	—	—	99,734,607	4.33	3,053,569	4.37
American Depositary Receipts - ADR's	50,903,042	2.52	—	—	4,846,843	1.73	—	—	55,749,885	2.42	1,703,333	2.44
Fundos 3G Radar	963,132	0.05	—	—	30,451,076	10.88	—	—	31,414,208	1.37	788,001	1.13
Others	964,472,277	47.71	146,920	100.00	187,018,223	66.81	—	—	1,151,637,420	50.05	34,646,649	49.64
Expenses with shares issued	—	—	—	—	—	—	—	—	—	—	(108,186)	—
	2,021,139,464	100.00	146,920	100.00	279,941,393	100.00	1	100.00	2,301,227,778	100.00	69,705,554	100.00

	12/31/2021
	ORDINARY		PREFERENTIALS				TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Serie A	%	Serie B	%	QUANTITY	%	AMOUNT	%
Federal Government	667,888,884	51.82	—	—	494	0.00	667,889,378	42.56	16,626,568	42.57
BNDESPAR	141,757,951	11.00	—	—	18,691,102	6.68	160,449,053	10.23	3,994,250	10.23
BNDES	74,545,264	5.78	—	—	18,262,671	6.52	92,807,935	5.92	2,310,379	5.92
Dynamic FIA and Banclass	65,536,875	5.09	—	—	—	—	65,536,875	4.18	1,631,488	4.18
Fundos 3G Radar	—	—	—	—	30,890,676	11.03	30,890,676	1.97	768,998	1.97
American Depositary Receipts - ADR's	52,065,112	4.04	—	—	5,340,887	1.91	57,405,999	3.66	1,429,076	3.65
Others	287,048,510	22.27	146,920	100.00	206,755,564	73.86	493,950,994	31.48	12,296,512	31.48
	1,288,842,596	100.00	146,920	100.00	279,941,394	100.00	1,568,930,910	100.00	39,057,271	100.00

Schedule of profit distribution

Allocation of the Year	12/31/2022	12/31/2021
Fiscal year balance assignment	3,635,377	5,646,141
Legal reserve	(181,769)	(282,307)
Realization of Revaluation Reserve	—	2,351
CEE GT split adjustments	—	(33,534)
Mandatory Dividends	(863,402)	(1,340,958)
Retained earnings to be allocated	2,590,206	3,991,693
Constitution of Statutory Reserves and Profit Retention	(2,590,206)	(3,991,693)
Balance from fiscal year to be distributed	—	—